Business combinations - Goodwill (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jun. 02, 2016
Disclosure of detailed information about business combination [line items]
Consideration transferred	$ 553,423
Fair value of identifiable net assets	$ (576,482)
Laravotto and Fiorano
Disclosure of detailed information about business combination [line items]
Consideration transferred		$ 33,585
Fair value of pre-existing interests in Larvotto and Fiorano		(18,633)
Fair value of identifiable net assets		(67,169)
Fair value of shareholders' loan liabilities versus Bretta Tanker Holdings, transferred to Euronav		52,217
Goodwill		$ 0